Income tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income tax
Current income tax	$ (24,285)	$ 53,850	$ (147,068)
Deferred income tax	86,157	216,330	131,235
Income tax	$ 61,872	$ 270,180	$ (15,833)